Condensed Financial Information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Deswell Industries, Inc.

17. Condensed Financial Information of Deswell Industries, Inc.

The condensed financial statements of Deswell Industries, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc.’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $57,864 (equivalent to RMB377 million) and $58,900 (equivalent to RMB376 million) as of March 31, 2021 and 2022, respectively.

Balance sheets

	March 31,
	2021	2022

Assets

Current assets:
Cash and cash equivalents	$4,574	$227
Prepaid expenses and other current assets	45	45
Amounts due from subsidiaries	11,751	12,533
Total current assets	16,370	12,805
Investments in subsidiaries	71,005	79,666
Total assets	$87,375	$92,471

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,573	$1,573
Other accrued liabilities	113	120
Total current liabilities	1,686	1,693
Total shareholders’ equity	85,689	90,778
Total liabilities and shareholders’ equity	$87,375	$92,471

Statements of comprehensive income (loss)

	Year ended March 31,
	2020	2021	2022

Equity in earnings of subsidiaries	$115	$9,442	$8,661
Operating expenses	1,435	1,211	429
(Loss) income before income taxes	(1,320)	8,231	8,232
Income taxes	-	-	-
Net (loss) income	(1,320)	8,231	8,232
Share of other comprehensive income (loss) of subsidiaries	-	-	-
Total comprehensive (loss) income	$(1,320)	$8,231	$8,232

F-27

17. Condensed Financial Information of Deswell Industries, Inc. - continued

Statements of cash flows

	Year ended March 31,
	2020	2021	2022
Cash flows from operating activities
Net (loss) income	$(1,320)	$8,231	$8,232
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(115)	(9,442)	(8,661)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1)	(3)	-
Amounts due from subsidiaries	4,116	7,774	(782)
Other accrued liabilities	(21)	(24)	7
Net cash provided by operating activities	2,659	6,536	(1,204)

Cash flows from financing activities
Dividends paid	(2,387)	(2,864)	(3,186)
Proceeds from exercise of stock options	64	-	43
Net cash used in financing activities	(2,323)	(2,864)	(3,143)

Net increase in cash and cash equivalents	336	3,672	(4,347)
Cash and cash equivalents, beginning of year	566	902	4,574
Cash and cash equivalents, end of year	$902	$4,574	$227

a)  Basis of presentation

In Deswell Industries, Inc.-only financial statements, Deswell Industries, Inc.’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company’s consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures”. Such investment is presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in earnings (loss) of subsidiaries”, on the statements of comprehensive income (loss).

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)  Related party transactions

For the years ended March 31, 2020 and 2021, related party transactions were mainly composed of $90 paid to Jetcrown Industrial (Macao Commercial Offshore) Limited as service fee for each of the years.

No service fee was paid to Jetcrown Industrial (Macao Commercial Offshore) Limited for the year ended March 31, 2022.